Schedule of right of use assets (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Right Of Use Assets
Beginning Balance	$ 543	$ 401	$ 401
Depreciation	(83)	$ (87)	(334)
New leases			610
Termination			(134)
Ending Balance	$ 460		$ 543